INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories as of September 30, 2021 and December 31, 2020 consist of the following:

	September 30, 2021	December 31, 2020
	(in millions)
Raw materials	$2,108	$1,525
Work-in-process	1,461	622
Finished goods	4,118	3,875
Total inventories	$7,687	$6,022